Operating Segment and Geographic Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 MXN ($) Supplier	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of operating segments [Line Items]
Revenues	$ 14,122,890,000	$ 12,365,918,000	$ 11,107,561,000
Percentage the compliance with the TM by the company's Mexican airports	100.00%	100.00%	99.90%
Description about major suppliers	The Company has no dependence of particularly supplier, due to, no one supplier represents more than 10% of its capital investments in productive assets and/or of the total operating costs.
Number of one suppliers accounted for more than 10% of capital investment | Supplier	0
Bottom of Range [Member]
Disclosure of operating segments [Line Items]
Percentage of capital investment for major suppliers	10.00%
Airport facilities [Member]
Disclosure of operating segments [Line Items]
Percentage the compliance with the TM by the company's Mexican airports	54.90%	54.60%	51.90%
Number of customers accounted for more than 10% of consolidated revenues	0
Airport facilities [Member] | Bottom of Range [Member]
Disclosure of operating segments [Line Items]
Percentage of consolidated revenues for major customers	10.00%
Jamaica [Member]
Disclosure of operating segments [Line Items]
Revenues	$ 2,509,511,000	$ 1,852,687,000	$ 1,622,031,000
Non-current assets	5,924,992,000	5,604,397,000	6,117,021,000
Country of Domicile [Member]
Disclosure of operating segments [Line Items]
Revenues	11,613,379,000	10,513,231,000	9,485,530,000
Non-current assets	20,176,566,000	$ 19,454,971,000	$ 18,802,570,000
Spain [Member]
Disclosure of operating segments [Line Items]
Revenues	0
Non-current assets	$ 0